Common shares (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' equity (deficit)
Common Shares
	For the years ended December 31,
	2025		2024
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	78,495,184	98,262,510	78,025,237	98,179,271
Private placement, net of issuance costs	7,050,500	2,777,168	-	-
Employee Share Purchase Plan (Note 18)	265,808	86,990	469,947	83,239
Restricted Stock Units (Note 18)	194,206	39,035	-	-
Exercise of Stock Options (Note 18)	310,799	108,427	-	-
Conversion of convertible debentures (Note 11)	31,645,292	14,114,800	-	-
Equity based transaction with non-employee (Note 18)	634,439	108,455	-	-
As at the end of the year	118,596,228	115,497,385	78,495,184	98,262,510
	For the year ended December 31,
	2023
	# of shares	$ amount
As at the beginning of the year	68,949,109	96,423,648
Private placement, net of issuance costs	8,510,000	1,622,057
Employee Share Purchase Plan (Note 18)	309,509	66,755
Restricted Stock Units (Note 18)	256,619	66,811
As at the end of the year	78,025,237	98,179,271